Discontinued Operations - Schedule of Sale of Assets (Details) (Allied Integral United Inc) (10-K) - Allied Integral United Inc [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract sales price	$ 16,500,000	$ 16,500,000	$ 15,300,000
Fees	(1,595,355)	(1,595,355)
Seller buildout obligation	(856,085)	(856,085)
Net book value of assets	9,030,338	9,030,338	12,653,155
Gain/(Loss) on Sale of Assets	5,018,222	5,018,222	2,646,845
Loss on Extinguishment of Debt			(605,660)
Total P&L Impact			2,041,185
Commercial Property #1 [Member]
Contract sales price	13,300,000	13,300,000	7,000,000
Fees	(1,461,312)	(1,461,312)
Seller buildout obligation	(856,085)	(856,085)
Net book value of assets	6,425,983	6,425,983	5,215,542
Gain/(Loss) on Sale of Assets	4,556,620	4,556,620	1,784,458
Loss on Extinguishment of Debt			(446,064)
Total P&L Impact			1,338,394
Hotel Property [Member]
Contract sales price	2,500,000	2,500,000	4,800,000
Fees	(134,043)	(134,043)
Seller buildout obligation
Net book value of assets	1,981,889	1,981,889	4,971,062
Gain/(Loss) on Sale of Assets	384,068	384,068	(171,062)
Loss on Extinguishment of Debt
Total P&L Impact			(171,062)
Parcel - Commercial Property #2 [Member]
Contract sales price	700,000	700,000	3,500,000
Fees
Seller buildout obligation
Net book value of assets	622,466	622,466	2,466,551
Gain/(Loss) on Sale of Assets	$ 77,534	$ 77,534	1,033,449
Loss on Extinguishment of Debt			(159,596)
Total P&L Impact			$ 873,853